10. Related Party Payables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 10, 2019	Oct. 15, 2018
Darren Marks [Member]
Debt converted, amount converted	$ 100,000	$ 333,333
Debt converted, shares issued	571,429	1,075,268
Share price used for conversion			$ 0.18	$ 0.31
Trading price of Grom stock on date of conversion			.10	0.19
Melvin Leiner [Member]
Debt converted, amount converted	$ 100,000	$ 166,667
Debt converted, shares issued	571,428	537,635
Share price used for conversion			0.18	0.31
Trading price of Grom stock on date of conversion			$ 0.10	$ 0.19